Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2019
Investment in equity investees.
Schedule of investment in equity investees

The Group’s investment in equity investees consisted of the following:

	Investments
	without readily
	determinable fair
	value	Equity method	Total
	RMB	RMB	RMB

Balance as of January 1, 2017	1,260,776	186,696	1,447,472
Additions	34,737	103,472	138,209
Share of loss of equity investees	—	(50,643)	(50,643)
Less: disposals and transfers	(14,623)	(126,512)	(141,135)
Less: impairment losses	(143,974)	(21,223)	(165,197)
Foreign currency translation adjustments	(44,836)	326	(44,510)
Balance as of December 31, 2017	1,092,080	92,116	1,184,196
Additions	60,336	713,527	773,863
Share of loss and other comprehensive income of equity investees	—	(57,923)	(57,923)
Less: disposals and transfers	(6,000)	(2,859)	(8,859)
Less: impairment losses	(17,040)	(17,589)	(34,629)
Transfer of the further share of loss of equity investee	—	20,465	20,465
Foreign currency translation adjustments	30,665	(607)	30,058
Balance as of December 31, 2018	1,160,041	747,130	1,907,171
Additions	171,762	48,000	219,762
Share of loss of equity investees	—	(57,725)	(57,725)
Less: impairment losses	(151,257)	(16,386)	(167,643)
Foreign currency translation adjustments	10,029	1,209	11,238
Balance as of December 31, 2019	1,190,575	722,228	1,912,803

Schedule of Condensed financial information of the Company's equity investments accounted for under the equity method

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Revenue	80,095	733,295	2,446,639
Gross profit	4,981	222,209	184,074
(Loss)/Income from operations	(133,910)	14,779	(222,317)
Net (loss)/income	(133,207)	13,249	(222,401)
Net (loss)/income attributable to the equity-method investees	(129,223)	14,859	(221,890)

	As of December 31,
	2018	2019
	RMB	RMB

Current assets	1,663,913	1,141,747
Non-current assets	1,754,208	2,316,162
Current liabilities	566,156	592,976
Non-current liabilities	9,565	14,416
Noncontrolling interests	(10,076)	4,619